Financial Risk Management - Summary of Liquidity Risk (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Liquidity Risk Explanatory [Line Items]
Current liabilities	€ 175,751	€ 190,774
Liquidity risk [member]
Disclosure Of Liquidity Risk Explanatory [Line Items]
Current assets	158,367	256,924
Current liabilities	175,751	190,774
Total	€ 17,384	€ 66,150